Trade and other receivables (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Text Block [Line Items]
Summary Of Trade And Other Receivables Detailed Information
14	Trade and other receivables

	2021	2020
	€ ‘000s	€ ‘000s
Processor receivables	63,495	39,376
Trade receivables	56,346	35,632
Inventory	40	—
Other receivables	3,453	2,840
Prepayments	45,918	30,528
Other taxation and social security	—	469

	169,252	108,845

Parent [member]
Text Block [Line Items]
Summary Of Trade And Other Receivables

2021
€
Trade receivables	4,234
Prepayments	42,894

47,128